Financial Assets and Financial Liabilities - Summary of Changes in Liabilities Arising From Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 219.0	€ 212.2
Cash flows	(45.9)	(40.1)
New leases and disposals	75.4	50.5
Reclassifi-cation	0.0	0.0
Other	5.7	(3.6)
Ending balance	254.2	219.0
Current obligations under lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	28.1	36.0
Cash flows	(43.6)	(40.3)
New leases and disposals	19.4	(0.6)
Reclassifi-cation	35.6	34.1
Other	0.0	(1.1)
Ending balance	39.5	28.1
Non-current obligations under lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	188.6	174.1
Cash flows	0.0	0.0
New leases and disposals	56.0	51.1
Reclassifi-cation	(35.6)	(34.1)
Other	5.7	(2.5)
Ending balance	214.7	188.6
Loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2.3	2.1
Cash flows	(2.3)	0.2
New leases and disposals	0.0	0.0
Reclassifi-cation	0.0	0.0
Other	0.0	0.0
Ending balance	€ 0.0	€ 2.3